DEBT INSTRUMENTS IN ISSUE - Bonds classified by currency, term and type of issue (Details) item in Millions, $ in Millions		12 Months Ended
	Oct. 25, 2022 COP ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				$ 14,663,576	$ 19,575,988
Banco Agricola S.A. | Maximum
DEBT INSTRUMENTS IN ISSUE
Debt instrument term			5 years
Ordinary bonds | Banistmo S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds		$ 58,062	$ 72,682
Debt instrument term		1 year
Interest rate					4.50%
Ordinary bonds | Banistmo S.A. | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate				6.00%
Ordinary bonds | Banistmo S.A. | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate				6.25%
Ordinary bonds | Banco Agricola S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds		$ 77,700	$ 23,600
Ordinary bonds | Banco Agricola S.A. | Minimum
DEBT INSTRUMENTS IN ISSUE
Debt instrument term		1 year 6 months	2 years
Interest rate				6.68%	5.25%
Ordinary bonds | Banco Agricola S.A. | Maximum
DEBT INSTRUMENTS IN ISSUE
Debt instrument term		8 years
Interest rate				7.25%	6.68%
Sustainable ordinary bonds | Bancolombia S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds	$ 640,000
Debt instrument term	5 years
Number of people covered by commitment to grant financing | item	1.5
Percentage reduction in CO2 emissions in financial loans	35.60%
Local currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				$ 1,236,385	$ 1,225,276
Local currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				2,861,342	3,483,310
Foreign currency | Banistmo S.A.
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				$ 2,626,235	$ 3,344,759
Foreign currency | Banistmo S.A. | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate				3.00%	1.80%
Foreign currency | Banistmo S.A. | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate				6.25%	5.00%
Foreign currency | Banco Agricola S.A.
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				$ 623,568	$ 603,865
Foreign currency | Banco Agricola S.A. | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate				5.58%	5.45%
Foreign currency | Banco Agricola S.A. | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate				7.57%	6.41%
Foreign currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				$ 4,822,273	$ 6,026,739
Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				5,743,576	8,840,663
Less than 1 year
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				106,707	402,714
Less than 1 year | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				106,707	402,714
Between 1 and 3 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				1,375,723	609,437
Between 1 and 3 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				1,375,723	609,437
Between 3 and 5 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				303,202	784,727
Between 3 and 5 years | Local currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				165,589	165,495
Between 3 and 5 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				137,613	619,232
Greater than 5 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				12,877,944	17,779,110
Greater than 5 years | Local currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				1,236,385	1,225,276
Greater than 5 years | Local currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				2,695,753	3,317,815
Greater than 5 years | Foreign currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				4,822,273	6,026,739
Greater than 5 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue				$ 4,123,533	$ 7,209,280